Jun. 11, 2025
BNY Mellon Small Cap Multi-Strategy Fund

Effective June 16, 2025, the following information supersedes and replaces any contrary information in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Principal Investment Strategy" in the prospectus:

BNYM Investment Adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus supplement were as follows:

Investment Strategy	Target	Range
Small Cap Value Strategy	50%	0% to 100%
Small Cap Growth Strategy	50%	0% to 100%

BNYM Investment Adviser has the discretion to change the investment strategies and the target allocations and ranges when BNYM Investment Adviser deems it appropriate. The investment strategies are employed by Newton Investment Management North America, LLC (NIMNA), an affiliate of BNYM Investment Adviser.

The portion of the fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the fund's portfolio, the sub-adviser employs a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The sub-adviser focuses primarily on individual stock selection for the Small Cap Value Strategy instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the sub-adviser believes are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

The portion of the fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the sub-adviser employs a growth-oriented investment style, which means the sub-adviser seeks to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The sub-adviser look for high quality companies for the Small Cap Growth Strategy, especially those with products or services that are believed to be leaders in their market niches. The sub-adviser focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.

June 11, 2025 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Multi-Strategy Fund Supplement to Current Prospectus